CALVERT INVESTMENTS

4550 Montgomery Avenue

Bethesda, MD 20814

August 27, 2014

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:     Alison T. White, Esq.

            Division of Investment Management

Re:      Calvert Management Series

SEC File Nos. 002-69565 and 811-03101

Post-Effective Amendment No. 70

Dear Ms. White:

            This letter serves as a response to SEC staff (the “Staff”) comments (“Comments”) conveyed by you to me by telephone on July 30, 2014, regarding the above-referenced post-effective amendment (“PEA”), which relates to the addition of a new series, Calvert Unconstrained Bond Fund (the “Fund”), to the registration statement for Calvert Management Series (the “Trust”). The Comments and the Fund’s responses thereto (the “Responses”) are set forth below.  Disclosure changes referenced in the Responses are attached; the affected pages of the proposed revised PEA indicate redlined changes and are marked with the number of the comment to which the particular revision relates.  In addition, pages containing other non-material changes (redlined) are also attached. We plan to file a post-effective amendment to the Trust’s registration statement prior to the September 30, 2014, effective date of the PEA and launch date for the Fund that would reflect these changes and hope to resolve any issues promptly.

Prospectus for Class A, C and Y

1.                  Comment: Please complete the blanks for exchange ticker symbols located on the cover page.

Response: The Fund has added the requested disclosure.

2.                  Comment: Please confirm that the estimated costs of any dividends or interest payable in connection with short sales are reflected in the “Other Expenses” line of the Annual Fund Operating Expenses table.

Response: The Fund’s estimated costs of engaging in short sales are reflected in this line item.

3.                  Comment: In accordance with Item 3 of Form N-1A, disclose that “Other Expenses” in the Annual Fund Operating Expenses table are based on estimated amounts for the current fiscal year.

Response: The Fund has added the requested disclosure.

4.                  Comment: Please confirm that when the Fund acts as the seller (writer) of a credit default swap, the Fund will set aside cash or liquid assets in an amount at least equal to the notional value of the swap, less any amounts owed to the Fund under such swap.

Response: The Fund confirms this practice and has added related disclosure in the Statement of Additional Information under the section “Supplemental Information on Principal Investment Policies and Risks.”

5.                  Comment: Explain how the Advisor’s environmental, social and governance (“ESG”) process adds value, as stated in the prospectus.

Response: The ESG analysis seeks to uncover investment risks and opportunities that may be missed through traditional fundamental analysis. Calvert’s credit analysts are able to draw on the in-depth expertise of in-house sustainability analysts in identifying salient ESG risks at the industry and security level that are then incorporated into the analysts’ view of the expected short- and long-term financial performance trends.

6.                  Comment: Disclose any risks related to investing based on ESG factors.

Response: The Fund has added the requested disclosure in the “Principal Risks” section of the Fund Summary.

7.                  Comment: No line item for “Acquired Fund Fees and Expenses” is provided in the Annual Fund Operating Expenses table.  Confirm that any acquired fund fee and expense related to the Fund’s investment in other investment companies is not anticipated to exceed one basis point; otherwise, please include disclosure for this item.

Response: The Fund has added the requested disclosure.

2

8.                  Comment: Provide information for Class C shares in the Distribution and Service Fees table.

Response: The Fund has added the requested disclosure.

9.                  Comment: In the Shareholder Fees table in the Fund Summary, disclose that there is a potential contingent deferred sales charge for accounts with $1 million or more on which a finder’s fee has been paid.

Response: The Fund has added the requested disclosure.

10.              Comment: Please describe what type of securities (liquid or illiquid) would be used to effect an in-kind redemption. If such redemption may include illiquid securities, disclose the risks of holding such securities.

Response: The Fund’s in-kind redemption policy permits a pro rata distribution that may include illiquid securities.  The Fund has added disclosure to discuss the risks of holding illiquid securities.

11.              Comment: In the section addressing the Fund’s market timing policy, disclose that the Fund has entered into information sharing agreements with financial intermediaries, as required by Rule 22c-2 under the 1940 Act.

Response:  The Fund has added the requested disclosure, as well as other non-material changes to its market timing policy disclosure.

Statement of Additional Information

12.              Comment: Please complete the blanks for exchange ticker symbols located on the cover page.

Response: The Fund has added the requested disclosure.

13.              Comment: For purposes of the Fund’s concentration restriction, clarify and disclose the treatment of municipal securities where payments of interest and principal are dependent on revenues derived from projects rather than general obligations.

3

Response: With respect to the Fund’s concentration restriction, to the extent that the income from a municipal bond is derived from a specific project, the securities will be deemed to be from the industry of that project.  Disclosure has been added to the section “Investment Restrictions – Fundamental Investment Restrictions” to reflect this policy.

14.              Comment: Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Fund,” describe the specific time periods on which the bonus is based, as required by Item 20(b) of Form N-1A.

Response: The Fund has clarified the disclosure to indicate specific time periods.

Other Information

15.              Comment: Disclose the SEC’s position on indemnification regarding Securities Act of 1933 liabilities, as set forth under Item 510 of Regulation S-K.

Response: The Fund has added the requested disclosure to Part C, Item 30.

Supplemental Representations

            Class I Prospectus.  Identical changes described above for the Class A, C and Y Prospectus have been made to the Class I Prospectus, as applicable.

Finally, on behalf of the Registrant and as an officer of the Registrant, I acknowledge that:

1.      The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.      Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

3.      The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

4

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President and Assistant Secretary